NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue | Outside of United States [Member]
Product Information [Line Items]
Concentration of Credit Risk	51.00%	59.00%
Customer A [Member] | Revenue
Product Information [Line Items]
Concentration of Credit Risk	45.00%	48.00%
Customer A [Member] | Accounts Receivable
Product Information [Line Items]
Concentration of Credit Risk	56.00%	68.00%
Customer B [Member] | Revenue
Product Information [Line Items]
Concentration of Credit Risk	23.00%	13.00%
Customer B [Member] | Accounts Receivable
Product Information [Line Items]
Concentration of Credit Risk	30.00%	10.00%
Customer C [Member] | Revenue
Product Information [Line Items]
Concentration of Credit Risk		10.00%
Vendor one [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration of Credit Risk	36.00%	15.00%
Vendor Two [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration of Credit Risk		13.00%
Vendor Three [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration of Credit Risk		12.00%
Supplier one [Member]
Product Information [Line Items]
Concentration of Credit Risk	11.00%	28.00%